Shareholder Report, Line Graph (Details) 1014021_Franklin Municipal Green Bond ETF_Single Class_TSR Annual {Single Class} - USD ($)										12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Aug. 31, 2017	Mar. 31, 2026
Franklin Municipal Green Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Franklin Municipal Green Bond ETF (NAV)
Accumulated Value	$ 11,488	$ 11,324	$ 10,856	$ 11,042	$ 11,677	$ 11,104	$ 10,483	$ 9,855	$ 10,000	$ 12,019
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal Bond Index
Accumulated Value	$ 11,443	$ 11,305	$ 10,963	$ 10,934	$ 11,446	$ 10,848	$ 10,446	$ 9,913	$ 10,000	$ 11,934